Other assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other assets
11.	Other assets
	12.31.2020	12.31.2019
Taxes recoverable (i)	105.6	94.4
Other debtors (ii)	72.8	4.9
Prepaid expenses	36.5	22.5
Court-mandated escrow deposits (iii)	26.8	30.1
Loan with a joint operation	25.2	4.2
Advances to employees	4.9	1.9
Advances for services to be rendered	5.2	9.6
Other	10.7	14.3

	287.7	181.9

Current portion	176.7	120.1
Non-current portion	111.0	61.8

(i)	Taxes recoverable

	12.31.2020	12.31.2019
ICMS (State Value-added Tax) and IPI (Excise Tax)	69.3	65.1
PIS (Social Integration Program) and COFINS	19.7	12.0
Income tax and social security on net income	7.5	7.5
ISS (Service tax)	4.6	5.3
Other	4.5	4.5

	105.6	94.4

Current portion	50.0	64.6
Non-current portion	55.6	29.8

(ii)
Corresponds mainly to rework done on products supplied by third parties, which will be reimbursed according to the contractual terms and credits negotiated with certain suppliers that will be consumed over time from other receivables from suppliers.

(iii)	Refers to deposits arising from lawsuits, substantially to federal taxes and contributions, in which there is a liability recorded Note 2 5 .